Note 7 - Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Other Long-term Liabilities [Table Text Block]
	As of December 31,
(in millions)	2015	2014
Workers compensation	$113	$123
Environmental liabilities	13	19
Asset retirement obligations	47	53
Other	104	127
Total	$277	$322